Related party disclosures (Details) $ in Thousands				12 Months Ended
	Jun. 24, 2021 € / shares shares	Jun. 04, 2021 shares	Apr. 08, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares		Jun. 29, 2021 shares	Dec. 31, 2018 shares	[2]
Related Party Transactions [Abstract]
Issuance of shares (in shares)				52,020,849	75,923,079	[1]	70,000,000	[1]		70,000,000
Key Management Compensation [Abstract]
Salary and related expenses | $				$ 687	$ 5		$ 0
Shared based compensation expense | $				163	0		0
Key management compensation | $				$ 850	$ 5		$ 0
Ordinary Shares [Member]
Related Party Transactions [Abstract]
Number of ordinary shares after redesignation (in shares)		50,487
Number of shares to be granted (in shares)		126,218
Class A Ordinary Shares [Member]
Related Party Transactions [Abstract]
Number of shares redeemed (in shares)	25,000
Redeemed par value (in euros per share) | € / shares	€ 1.00
Number of shares cancelled (in shares)	25,000
Number of shares cancelled, per value (in euros per share) | € / shares	€ 1.00
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Related Party Transactions [Abstract]
Issuance of shares (in shares)									625,000
GH Research Ireland Limited [Member] | Ordinary Shares [Member]
Related Party Transactions [Abstract]
Number of ordinary shares after redesignation (in shares)			2,108,159
GH Research Ireland Limited [Member] | Series B Preferred Shares [Member]
Related Party Transactions [Abstract]
Issuance of shares (in shares)			5,270,400

[1]	Share information presented as of December 31, 2019 and 2020, and for the financial year then ended, is prior to the incorporation of GH Research PLC and relates solely to GH Ireland Research Limited and does not give effect to the 2.50-for-one share consolidation described below.
[2]	In 2018, the GH Research Ireland Limited issued 70,000,000 ordinary shares with a nominal value of €0.01 for which a receivable was recognized and the related cash flow occurred in 2019.